TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 662	$ 672
Inventory	111	42
Collateral deposits	178	609
Prepaids and others	127	86
Sales tax receivable	94	73
Income tax receivables	74	74
Current portion of contract asset	61	54
Short term deposits and advances	23	113
Other short-term receivables	187	137
Trade receivables and other current assets, net	$ 1,517	$ 1,860
% of trade receivables that is current	86.00%	89.00%